Subsequent Events - Additional Information (Detail) $ / shares in Units, $ in Millions							1 Months Ended	2 Months Ended		6 Months Ended	9 Months Ended	12 Months Ended
	Nov. 30, 2020 shares	Nov. 12, 2020 USD ($) shares	Nov. 03, 2020 USD ($) shares	Oct. 23, 2020	Oct. 20, 2020 shares	Feb. 27, 2020 USD ($) $ / shares shares	Mar. 31, 2020 USD ($)	Jun. 30, 2020 shares	Feb. 29, 2020 USD ($) $ / shares shares	Jun. 30, 2020 USD ($)	Sep. 30, 2020 $ / shares shares	Dec. 31, 2019 $ / shares shares	Dec. 31, 2018 shares
Subsequent Event [Line Items]
Common stock, shares authorized											24,000,000	23,700,000	18,500,000
Temporary equity, shares authorized											17,044,139	16,670,802	12,057,951
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross											1,157,893	1,340,467
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price | $ / shares											$ 9.08	$ 5.14
Milestone Payment Received | $							$ 20.0
Unrecognized compensation expense expected period for recognition											2 years 10 months 24 days	3 years
Twenty Fourteen Stock Incentive Plan [Member]
Subsequent Event [Line Items]
Share based compensation by share based payment arrangement number of shares authorised for grant											4,853,361	4,853,361
Common stock shares reserved for future issuance											714,737	1,342,523
Subsequent Event [Member]
Subsequent Event [Line Items]
Stock split ratio				1.0530
Common stock shares issued upon conversion	17,800,084
Common stock, shares authorized			24,000,000
Temporary equity, shares authorized			200,000,000
Preferred Stock, Shares Authorized			10,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross						402,521
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price | $ / shares						$ 7.93
Share Based Compensation By Share Based Payment Arrangement Grant Date Aggregate Fair Value Of Options Granted | $						$ 2.0
Subsequent Event [Member] | Redeemable Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Common stock shares issued upon conversion		17,800,084
Subsequent Event [Member] | Series D Redeemable Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Temporary Equity Shares Issued During The Period Shares								1,940,945	1,094,247
Temporary Equity Issue Price Per Share | $ / shares									$ 13.9365
Proceeds from Issuance of Redeemable Convertible Preferred Stock | $									$ 15.2
Temporary Equity Stock Issuance Costs | $										$ 27.0
Subsequent Event [Member] | IPO [Member]
Subsequent Event [Line Items]
Stock shares issued during the period new issues shares			4,411,765
Proceeds from initial public offer net of underwriting discounts and before payment of offering costs | $		$ 75.5
Offering costs payable | $		$ 2.8	$ 2.8
Subsequent Event [Member] | Over-Allotment Option [Member]
Subsequent Event [Line Items]
Stock shares issued during the period new issues shares		661,764
Subsequent Event [Member] | 2020 Incentive Plan [Member]
Subsequent Event [Line Items]
Share based compensation by share based payment arrangement number of shares authorised for grant					2,690,415
Share based compensation by share based payment arrangement number of additional shares authorised as a percentage of common stock outstanding					5.00%
Subsequent Event [Member] | 2020 Employee Stock Purchase Plan [Member]
Subsequent Event [Line Items]
Share based compensation by share based payment arrangement number of shares authorised for grant					275,886
Share based compensation by share based payment arrangement number of additional shares authorised as a percentage of common stock outstanding					1.00%
Subsequent Event [Member] | 2020 Employee Stock Purchase Plan [Member] | Maximum [Member]
Subsequent Event [Line Items]
Common stock shares reserved for future issuance					3,724,461
Subsequent Event [Member] | Twenty Fourteen Stock Incentive Plan [Member]
Subsequent Event [Line Items]
Unrecognized compensation expense expected period for recognition						4 years